H. Notes Payable and Long-Term Debt (Details-Schedule of Debt) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Notes payable and long-term debt total	$ 26,108	$ 23,063
Current portion of notes payable and long-term debt	17,185	13,900
Long term portion of notes payable and long-term debt	8,923	9,163
Bank acceptance notes	2,347	1,521
Term loan 1
Notes payable and long-term debt total	0	141
Debt maturity date	May 03, 2014
Interest rate	prime plus 1.125%
Term loan 2
Notes payable and long-term debt total	3,076	3,181
Debt maturity date	Nov. 15, 2014
Interest rate	prime plus 0.75%
Line of Credit
Notes payable and long-term debt total	7,000	8,637
Debt maturity date	Nov. 15, 2014
Interest rate	prime plus 1.0%
Term Loan 3
Notes payable and long-term debt total	1,850	0
Debt maturity date	Sep. 10, 2017
Interest rate	prime plus 1.25%
Line of Credit 2
Notes payable and long-term debt total	7,053	10,668
Debt maturity date	Aug. 15, 2014
Interest rate	110% of China Prime rate
Line of Credit 3
Notes payable and long-term debt total	2,413	0
Debt maturity date	Feb. 28, 2014
Interest rate	6.16%
Note payable 1
Notes payable and long-term debt total	0	38
Debt maturity date	Oct. 31, 2013
Interest rate	9%
Line of Credit 4
Notes payable and long-term debt total	3,795
Interest rate	Interest Rate Index plus 0.41% or LIBOR plus 1.28%
Note payable 2
Notes payable and long-term debt total	$ 921	$ 398
Debt maturity date	Jul. 30, 2015
Interest rate	4.95%